Long-term loans	12 Months Ended
Dec. 31, 2017
Long-term loans [abstract]
Long-term loans
24	Long-term loans

Long-term loans comprised the following:

	As at 31 December
	2017	2016
Loans from Huaneng Group
and its subsidiaries (a)	7,427,183	3,818,807
Bank loans and other loans (b)	117,702,233	70,732,439

	125,129,416	74,551,246

Less: Current portion of long-term loans	18,098,458	9,560,885

Total	107,030,958	64,990,361

(a)	Loans from Huaneng Group and its subsidiaries

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2017
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	2,794,780	2,794,780	244,500	2,550,280	4.28%-4.66%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. ("Tiancheng Financial Leasing")
Secured
RMB
- Variable rate	3,967,178	3,967,178	1,878,994	2,088,184	4.06%-4.51%

Total		7,427,183	2,123,494	5,303,689

	As at 31 December 2016
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,015	665,015	640,485	24,530	4.75%

Loans from HIPDC
Unsecured
RMB
- Variable rate	210	210	-	210	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	286,000	286,000	60,000	226,000	4.41%-4.75%

Loans from Huaneng Tiancheng Financial Leasing
Secured
RMB
- Variable rate	2,867,582	2,867,582	154,737	2,712,845	4.42%
Total		3,818,807	855,222	2,963,585

(b)	Bank loans and other loans

Details of bank loans and other loans are as follows:

	As at 31 December 2017
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Secured
RMB
- Fixed rate	7,080,379	7,080,379	1,213,150	5,867,229	4.41%-4.90%
- Variable rate	4,117,055	4,117,055	657,231	3,459,824	4.66%-4.90%
Unsecured
RMB
- Fixed rate	14,981,859	14,981,859	3,179,426	11,802,433	2.00%-5.00%
- Variable rate	76,467,082	76,467,082	10,013,829	66,453,253	1.80%-6.03%
US$
- Variable rate	347,676	2,271,785	418,163	1,853,622	1.74%/2.26%
S$
- Variable rate	2,538,619	12,396,329	419,570	11,976,759	2.73%/4.25%
€
- Fixed rate	30,463	237,680	67,207	170,473	1.30%-2.15%
JPY
- Fixed rate	2,592,661	150,064	6,388	143,676	0.75%

Total		117,702,233	15,974,964	101,727,269

	As at 31 December 2016
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Secured
RMB
- Fixed rate	8,305,310	8,305,310	1,202,430	7,102,880	4.41%-4.90%
- Variable rate	760,500	760,500	56,800	703,700	4.66%-4.90%
Unsecured
RMB
- Fixed rate	15,896,017	15,896,017	2,515,343	13,380,674	2.65%-5.00%
- Variable rate	30,095,494	30,095,494	4,270,910	25,824,584	4.17%-5.65%
US$
- Variable rate	409,760	2,842,505	388,925	2,453,580	1.92%
S$
- Variable rate	2,580,522	12,385,213	196,410	12,188,803	2.76%/4.25%
€
- Fixed rate	39,187	286,329	68,271	218,058	2.00%/2.15%
JPY
- Fixed rate	2,702,533	161,071	6,574	154,497	0.75%

Total		70,732,439	8,705,663	62,026,776

As at 31 December 2017, long-term loans of RMB4,605 million (31 December 2016: RMB2,902 million) were secured by certain property, plant and equipment with net book value amounting to approximately RMB5,167 million (31 December 2016: RMB3,105 million).

Thereinto, certain subsidiaries of the Company had the sales and leaseback agreements with Tiancheng Financial Leasing and other financial leasing companies in previous years. According to the agreements, these subsidiaries have an option to buy back the equipment at a nominal price (RMB1) when the lease term expires. The substance of the transaction was to obtain financing secured by relevant assets within the leasing period. As at 31 December 2017, the equipment mentioned above has a total carrying amount of RMB4,064 million and RMB1,103 million (31 December 2016: RMB2,999 million and RMB0 million) while the long-term borrowings is RMB3,967 million and RMB638 million (31 December 2016: RMB2,868 million and RMB0 million) from Tiancheng Financial Leasing and other financial leasing companies, respectively.

As at 31 December 2017, long-term loans of approximately RMB10,559 million were secured by future electricity and heat revenue (31 December 2016: RMB9,032 million).

The maturity of long-term loans is as follows:

	Loans from Huaneng Group and its subsidiaries		Bank loans and other loans
	As at 31 December		As at 31 December
	2017	2016	2017	2016
		RMB '000		RMB '000
1 year or less	2,123,494	855,222	15,974,964	8,705,663
More than 1 year but no more than 2 years	1,689,582	715,400	19,039,483	11,420,746
More than 2 years but no more than 3 years	1,281,082	953,082	18,624,576	11,081,242
More than 3 years but no more than 4 years	294,020	928,082	16,388,976	7,769,955
More than 4 years but no more than 5 years	728,225	232,021	11,927,930	7,618,953
More than 5 years	1,310,780	135,000	35,746,304	24,135,880
	7,427,183	3,818,807	117,702,233	70,732,439

Less: amount due within 1 year included under current liabilities	2,123,494	855,222	15,974,964	8,705,663
Total	5,303,689	2,963,585	101,727,269	62,026,776

The interest payment schedule of long-term loans in the future years are summarized as follows:

	As at 31 December
	2017	2016
1 year or less	5,071,743	2,987,045
More than 1 year but not more than 2 years	4,225,736	2,577,363
More than 2 years but not more than 5 years	7,903,397	4,912,222
More than 5 years	4,864,084	3,133,578

Total	22,064,960	13,610,208